Pensions and Other Benefit Plans - Plan Assets Allocation (Details)	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Retirement Plans
Net Periodic Benefit Cost
Rate of increase in compensation levels	2.50%	2.70%	2.70%
Expected long-term rate of return on plan assets	2.90%	2.10%	2.50%
Benefit Obligation
Discount rate	4.20%	1.40%	1.10%
Rate of increase in compensation levels	2.70%	2.70%	2.70%
Retirement Plans | Service Cost
Net Periodic Benefit Cost
Discount Rate	2.30%	1.20%	1.50%
Retirement Plans | Interest Cost
Net Periodic Benefit Cost
Discount Rate	3.10%	0.70%	1.00%
Other Benefit Plans
Net Periodic Benefit Cost
Rate of increase in compensation levels	0.00%	0.00%	0.00%
Expected long-term rate of return on plan assets	0.00%	0.00%	0.00%
Benefit Obligation
Discount rate	12.30%	11.50%	13.30%
Rate of increase in compensation levels	0.00%	0.00%	0.00%
Other Benefit Plans | Service Cost
Net Periodic Benefit Cost
Discount Rate	0.00%	0.00%	0.00%
Other Benefit Plans | Interest Cost
Net Periodic Benefit Cost
Discount Rate	0.00%	0.00%	0.00%